Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Entity File Number	001-38705
Entity Registrant Name	ALITHYA GROUP INC.
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	700 Boulevard René-Lévesque West, Suite 400
Entity Address, City or Town	Montréal, Québec
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 1X8
City Area Code	+1 (514)
Local Phone Number	285-5552
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0001734520
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10005
City Area Code	+1 (212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System
Class A Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	89,540,243
Class B Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,326,880